Derivative Financial Instruments - Schedule of Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,397,699	R$ 1,287,781
Accounts payable [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	1,626,577	1,450,439
Financial liabilities at fair value	1,626,577	1,450,439
Loans and financing [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	3,518,156	2,756,126
Financial liabilities at fair value	3,504,754	2,742,359
Lease liabilities [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	12,106,621	8,919,746
Financial liabilities at fair value	12,106,621	8,919,746
Derivative financial instruments [member] | Level 2/3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	310,190	440,994
Financial liabilities at fair value	310,190	440,994
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,647,880	1,169,136
Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at book value	1,647,880	1,169,136
Financial assets at fair value	1,647,880	1,169,136
Cash and cash equivalents [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,647,880	1,169,136
Trade and other receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at book value	1,165,866	1,069,056
Financial assets at fair value	1,165,866	1,069,056
Aircraft sublease receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at book value	279,504	361,738
Financial assets at fair value	279,504	361,738
Short-term investments [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at book value	62,009	517,423
Financial assets at fair value	62,009	517,423
Long term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,397,699	1,287,781
Long term investments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at book value	1,397,699	1,287,781
Financial assets at fair value	1,397,699	1,287,781
Derivative financial instruments [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at book value	825,924	595,380
Financial assets at fair value	R$ 825,924	R$ 595,380